Loans Held-for-Investment (Credit Quality Indicators) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	$ 6,211	$ 6,241	$ 4,237
Loans held-for-investment, net	6,290	6,352	4,448
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	1,168	814	620
Loans held-for-investment, net	1,168	814	620
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	708	552	429
Loans held-for-investment, net	708	552	429
Warehouse lending
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	1,795	1,336	769
Loans held-for-investment, net	1,795	1,336	769
Total commercial loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	3,671	2,702
Loans held-for-investment, net	3,671	2,702	1,818
Residential first mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	2,129	3,094	2,167
Loans held-for-investment, net	2,136	3,100	2,193
Second mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	86	93	96
Loans held-for-investment, net	127	135	149
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	295	321	125
Loans held-for-investment, net	326	384	257
Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	30	31	31
Loans held-for-investment, net	30	31	31
Total consumer loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment, net		3,650	2,630
Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment, net	2,619	3,650	2,630
Pass | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	1,122	766	578
Pass | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	654	492	398
Pass | Warehouse lending
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	1,659	1,181	650
Pass | Total commercial loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	3,435	2,439	1,626
Pass | Residential first mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	2,081	2,993	1,764
Pass | Second mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	90	101	111
Pass | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	305	353	233
Pass | Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	29	31	31
Pass | Total consumer loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment		3,478	2,139
Pass | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	2,505	3,478
Watch | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	37	42	29
Watch | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	20	30	10
Watch | Warehouse lending
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	86	155	119
Watch | Total commercial loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	143	227	158
Watch | Residential first mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	24	49	314
Watch | Second mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	33	32	36
Watch | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	14	22	21
Watch | Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	1	0	0
Watch | Total consumer loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment		103	371
Watch | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	72	103
Special mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	3	2	2
Special mention | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	33	21	0
Special mention | Warehouse lending
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	50	0	0
Special mention | Total commercial loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	86	23	2
Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	6	4	11
Substandard | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	1	9	21
Substandard | Warehouse lending
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	0	0	0
Substandard | Total commercial loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	7	13	32
Substandard | Residential first mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	31	58	115
Substandard | Second mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	4	2	2
Substandard | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	7	9	3
Substandard | Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	0	0	0
Substandard | Total consumer loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment		69	$ 120
Substandard | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Loans held-for-investment	$ 42	$ 69